LEASE LIABILITY (Disclosure of lease liability) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Lease liabilities [abstract]
Lease liability	$ 281,872	$ 404,325
Current portion of lease liability	(149,317)	(122,452)
Long-term portion	$ 132,555	$ 281,873